SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding	974,284	2,896,339	4,878,097
Granted			280,000
Exercised	(544,584)	(1,815,259)	(2,172,103)
Forfeited		(10,000)	(68,005)
Expired	(52,800)	(96,796)	(21,650)
Outstanding	376,900	974,284	2,896,339
Weighted average exercise price per option
Outstanding	$ 1.73	$ 1.51	$ 1.40
Granted			2.58
Exercised	1.40	1.40	1.40
Forfeited		1.40	1.40
Expired	1.40	1.40	1.40
Outstanding	2.28	1.73	1.51
Weight average fair value at grant date
Outstanding	0.86	0.77	1.01
Granted			0.05
Exercised	1.23	1.20	1.21
Forfeited		1.28	1.12
Expired	1.20	1.09	1.27
Outstanding	$ 0.28	$ 0.86	$ 0.77